Details of Subsidiaries (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Details of Subsidiaries [Abstract]
Issued capital amount	$ 73,943	$ 76,141	¥ 510,000	¥ 510,000
Incorporation date term	10 years	20 years
Incorporation permitted term	20 years		20 years